Changes to significant accounting policies	12 Months Ended
Dec. 31, 2021
Changes to significant accounting policies
Changes to significant accounting policies
3	Changes to significant accounting policies

A number of new standards, amendments and interpretations were effective for the the period covered by these consolidated financial statements, none of which had a material impact. Below are presented the new and not yet effective standards:

New and not yet effective accounting standards

●	Amendments to IFRS 16 - Lease concessions related to Covid-19- Amendments to IAS 1 and IFRS 2 Practice statement - Disclosure of accounting policies
●	Amendments to IAS 8 - Definition of accounting estimates
●	New issue: IAS 32 - Financial instruments: Presentation
●	Accounting for subscription warrants initially classified as liabilities
●	Proposed amendments to IAS 21 - Lack of interchangeability
●	Amendments to IAS 12 - Deferred Tax Related to Assets and Liabilities arising from a single transaction
●	IFRS 17 Insurance Contracts - IFRS 17 will be effective for annual reporting periods beginning on or after January 1, 2023.

The new and revised pronouncements, when adopted, will not have a material impact on the consolidated financial statements.